Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Research Tax Credit		€ 7,911
Value added tax receivables	€ 1,288	1,038
Other receivables	€ 126	€ 852